UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-1880



                        The Income Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: October 31, 2004





                                 Patrick F. Quan
                                    Secretary
                        The Income Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE INCOME FUND OF AMERICA
Investment portfolio

October 31, 2004
                                                                     unaudited

                                                                                                                Market value
COMMON STOCKS -- 62.00%                                                                       Shares                   (000)


FINANCIALS -- 16.87%
Bank of America Corp.                                                                     17,029,480                $762,750
HSBC Holdings PLC (United Kingdom)                                                        19,321,426                 312,097
HSBC Holdings PLC (Hong Kong)                                                             11,952,054                 193,516
Societe Generale                                                                           5,107,300                 474,782
J.P. Morgan Chase & Co.                                                                   10,750,000                 414,950
Washington Mutual, Inc.                                                                    9,015,000                 348,971
Wells Fargo & Co.                                                                          5,010,000                 299,197
iStar Financial, Inc. (1)                                                                  7,185,000                 297,603
Boston Properties, Inc.                                                                    4,955,000                 295,913
U.S. Bancorp                                                                               9,750,000                 278,947
Lloyds TSB Group PLC                                                                      34,716,471                 274,807
Fannie Mae                                                                                 3,901,200                 273,669
Equity Residential                                                                         7,387,700                 246,380
Wachovia Corp.                                                                             4,250,000                 209,142
Kimco Realty Corp.                                                                         3,290,000                 179,469
Developers Diversified Realty Corp.                                                        4,270,000                 178,486
ING Groep NV                                                                               6,189,076                 164,215
ABN AMRO Holding NV                                                                        5,807,063                 139,228
Westpac Banking Corp.                                                                      9,258,661                 130,753
Fortis                                                                                     4,880,000                 124,489
Unibail Holding                                                                              925,000                 121,828
Commonwealth Bank of Australia                                                             5,000,000                 120,054
Bank of Nova Scotia                                                                        3,600,000                 117,141
Brascan Corp., Class A                                                                     3,235,950                 115,459
Montpelier Re Holdings Ltd.                                                                3,052,000                 113,748
Health Care Property Investors, Inc.                                                       4,063,800                 113,096
Citigroup Inc.                                                                             2,445,000                 108,485
PNC Financial Services Group, Inc.                                                         2,000,000                 104,600
Hang Lung Properties Ltd.                                                                 70,000,000                 103,892
Allied Capital Corp.                                                                       3,848,020                 102,319
St. George Bank Ltd.                                                                       5,624,451                  98,236
Equity Office Properties Trust                                                             3,425,000                  96,311
Arthur J. Gallagher & Co.                                                                  3,131,400                  87,992
Weingarten Realty Investors                                                                2,411,250                  87,191
AMB Property Corp.                                                                         2,295,000                  86,062
XL Capital Ltd., Class A                                                                   1,175,000                  85,187
Regency Centers Corp.                                                                      1,650,000                  80,619
Allstate Corp.                                                                             1,475,000                  70,933
Lincoln National Corp.                                                                     1,500,000                  65,700
Marsh & McLennan Companies, Inc.                                                           2,300,000                  63,618
Hospitality Properties Trust                                                               1,475,100                  63,208
Archstone-Smith Trust                                                                      1,852,000                  62,135
Westfield Group(2)                                                                         5,530,000                  62,047
Svenska Handelsbanken Group, Class A                                                       2,757,000                  59,837
Bank of New York Co., Inc.                                                                 1,500,000                  48,690
Maguire Properties, Inc.                                                                   1,850,000                  48,377
Newcastle Investment Corp.                                                                 1,570,600                  48,076
St. Paul Travelers Companies, Inc.                                                         1,167,400                  39,645
GATX Corp.                                                                                 1,450,000                  39,556
Hysan Development Co. Ltd.                                                                21,702,509                  35,975
Irish Life & Permanent PLC                                                                 1,931,100                  32,595
Comerica Inc.                                                                                500,000                  30,755
American International Group, Inc.                                                           492,150                  29,878
Chubb Corp.                                                                                  400,000                  28,852
Hang Lung Group Ltd.                                                                      17,400,000                  28,508
Fubon Financial Holding Co., Ltd.                                                         26,830,000                  25,277
Beverly Hills Bancorp Inc. (1)                                                             1,939,517                  19,628
FirstMerit Corp.                                                                             650,000                  16,984
                                                                                                                   8,261,858

TELECOMMUNICATION SERVICES -- 8.07%
SBC Communications Inc.                                                                   32,855,000                 829,917
Verizon Communications Inc.                                                               19,850,000                 776,135
BellSouth Corp.                                                                           22,770,000                 607,276
AT&T Corp.                                                                                21,131,000                 361,551
TDC A/S                                                                                    7,000,757                 259,716
Telecom Italia SpA, nonvoting                                                             82,419,765                 205,827
Chunghwa Telecom Co., Ltd. (ADR)                                                           8,400,000                 158,340
Chunghwa Telecom Co., Ltd.                                                                26,447,000                  45,878
Telefonica, SA                                                                             9,900,000                 163,809
Telefonos de Mexico, SA de CV, Class L (ADR)                                               3,100,000                 106,144
Royal KPN NV                                                                              10,900,000                  87,390
BT Group PLC                                                                              22,114,540                  75,443
BCE Inc.                                                                                   2,781,406                  64,656
Eircom Group PLC(2)                                                                       30,559,100                  64,084
KT Corp. (ADR)                                                                             1,755,000                  32,397
KT Corp.                                                                                     738,480                  24,022
Swisscom AG                                                                                  143,599                  51,835
NTELOS Inc. (2),(3),(4)                                                                      549,504                  16,535
AirGate PCS, Inc. (2),(3)                                                                    448,263                  10,120
Dobson Communications Corp., Class A(2),(3)                                                3,480,483                   4,629
Telecom Corp. of New Zealand Ltd.                                                            834,371                   3,301
Netia SA(2)                                                                                2,459,749                   2,995
XO Communications, Inc. (2)                                                                    6,837                      21
                                                                                                                   3,952,021

UTILITIES -- 7.93%
National Grid Transco PLC                                                                 48,870,000                 424,988
E.ON AG                                                                                    3,975,000                 324,183
Southern Co.                                                                               9,915,000                 313,215
Dominion Resources, Inc.                                                                   4,350,000                 279,792
Consolidated Edison, Inc.                                                                  5,815,700                 252,692
Scottish Power PLC                                                                        30,513,600                 246,442
Exelon Corp.                                                                               6,120,000                 242,474
Duke Energy Corp.                                                                          9,727,000                 238,603
Ameren Corp.                                                                               4,640,300                 222,734
DTE Energy Co.                                                                             4,539,100                 193,865
Equitable Resources, Inc.                                                                  2,735,000                 151,245
FirstEnergy Corp.                                                                          3,330,450                 137,647
American Electric Power Co., Inc.                                                          3,986,300                 131,269
Public Service Enterprise Group Inc.                                                       3,010,000                 128,196
Progress Energy, Inc.                                                                      3,086,924                 127,490
Energy East Corp.                                                                          4,883,300                 123,059
Xcel Energy Inc.                                                                           7,180,000                 122,778
FPL Group, Inc.                                                                            1,155,000                  79,579
NiSource Inc.                                                                              2,750,000                  58,987
MDU Resources Group, Inc.                                                                  1,750,000                  44,888
Northeast Utilities                                                                        2,000,000                  38,660
                                                                                                                   3,882,786

MATERIALS -- 6.32%
Dow Chemical Co.                                                                          16,396,000                 736,836
E.I. du Pont de Nemours and Co.                                                           10,930,000                 468,569
Weyerhaeuser Co.                                                                           7,342,000                 459,903
International Paper Co.                                                                    5,239,640                 201,779
DSM NV                                                                                     3,072,005                 167,576
UPM-Kymmene Corp.                                                                          7,814,000                 154,872
Eastman Chemical Co.                                                                       3,200,000                 151,904
Rio Tinto PLC                                                                              4,510,000                 117,951
Lyondell Chemical Co.                                                                      5,095,000                 117,083
Alcoa Inc.                                                                                 3,200,000                 104,000
MeadWestvaco Corp.                                                                         2,800,000                  88,284
Worthington Industries, Inc.                                                               3,878,300                  76,984
Temple-Inland Inc.                                                                           995,000                  58,824
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                           1,974,000                  41,770
Cia. Vale do Rio Doce, Class A, preferred nominative                                         675,000                  12,299
Noranda Inc. (3)                                                                           1,888,300                  32,537
Noranda Inc.                                                                               1,111,700                  19,156
Stora Enso Oyj, Class R                                                                    3,264,275                  46,707
Holmen AB, Class B                                                                           942,900                  29,330
Freeport-McMoRan Copper & Gold Inc., Class B                                                 300,000                  10,866
                                                                                                                   3,097,230

ENERGY -- 6.12%
Royal Dutch Petroleum Co. (New York registered)                                           10,045,000                 544,841
"Shell" Transport and Trading Co., PLC                                                    26,985,402                 212,494
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                         3,360,000                 158,794
ChevronTexaco Corp.                                                                        8,000,000                 424,480
Marathon Oil Corp.                                                                        10,135,000                 386,245
Kinder Morgan, Inc.                                                                        4,115,000                 264,883
ENI SpA                                                                                   10,740,000                 244,452
Sunoco, Inc.                                                                               3,100,000                 230,516
Occidental Petroleum Corp.                                                                 2,200,000                 122,826
Exxon Mobil Corp.                                                                          2,285,000                 112,468
ConocoPhillips                                                                             1,300,000                 109,603
Enbridge Inc.                                                                              1,550,000                  67,349
TOTAL SA (ADR)                                                                               645,000                  67,261
Husky Energy Inc.                                                                          1,920,000                  50,485
                                                                                                                   2,996,697

CONSUMER STAPLES -- 5.84%
Sara Lee Corp.                                                                            16,050,000            $    373,644
Altria Group, Inc.                                                                         6,547,500                 317,292
ConAgra Foods, Inc.                                                                       11,935,000                 315,084
H.J. Heinz Co.                                                                             8,100,000                 294,435
Reynolds American Inc.                                                                     4,181,600                 287,945
Albertson's, Inc.                                                                          9,290,000                 211,905
Unilever NV (New York registered)                                                          2,505,000                 146,016
Unilever NV                                                                                  575,000                  33,528
Kellogg Co.                                                                                3,450,000                 148,350
Lion Nathan Ltd.                                                                          22,742,756                 134,051
General Mills, Inc.                                                                        2,650,000                 117,263
Gallaher Group PLC                                                                         7,911,186                  99,892
Diageo PLC                                                                                 6,950,000                  92,988
Tesco PLC                                                                                 13,103,469                  69,069
Imperial Tobacco Group PLC                                                                 2,765,839                  64,614
SABMiller PLC                                                                              4,311,000                  62,193
UST Inc.                                                                                   1,000,000                  41,160
Woolworths Ltd.                                                                            3,510,482                  35,134
Kimberly-Clark Corp.                                                                         309,000                  18,438
                                                                                                                   2,863,001

INDUSTRIALS -- 4.14%
General Electric Co.                                                                      14,105,000                 481,263
Emerson Electric Co.                                                                       4,925,000                 315,446
Raytheon Co.                                                                               4,269,284                 155,743
Volvo AB, Class B                                                                          3,934,100                 149,354
Hubbell Inc., Class B                                                                      3,213,100                 146,903
Cooper Industries, Ltd., Class A                                                           2,100,000                 134,190
ServiceMaster Co.                                                                          9,517,650                 122,207
R.R. Donnelley & Sons Co.                                                                  3,400,000                 106,930
Caterpillar Inc.                                                                           1,200,000                  96,648
Brambles Industries PLC                                                                   18,720,000                  90,422
Sandvik AB                                                                                 2,000,000                  75,080
3M Co.                                                                                       800,000                  62,056
Wesfarmers Ltd.                                                                            2,205,000                  57,315
Atlas Copco AB, Class B                                                                      903,200                  34,608
                                                                                                                   2,028,165

CONSUMER DISCRETIONARY -- 2.19%
General Motors Corp.                                                                      12,537,700                 483,328
May Department Stores Co.                                                                 10,423,000                 271,623
Kingfisher PLC                                                                            16,471,629                  91,436
Kesa Electricals PLC                                                                      13,644,958                  68,164
John Fairfax Holdings Ltd.                                                                14,094,787                  45,229
DaimlerChrysler AG                                                                           954,500                  39,520
Harrah's Entertainment, Inc.                                                                 585,300                  34,252
Delphi Corp.                                                                               2,200,000                  18,502
Mitchells & Butlers PLC                                                                    3,339,000                  17,462
Antena 3 Television, SA(2)                                                                    17,861                   1,150
NTL Inc. (2)                                                                                     100                       7
TI Automotive Ltd., Class A(2),(4)                                                         7,000,000                      --
                                                                                                                   1,070,673

HEALTH CARE -- 1.65%
Bristol-Myers Squibb Co.                                                                  26,810,000          $      628,158
Eli Lilly and Co.                                                                          1,250,000                  68,638
Wyeth                                                                                      1,431,500                  56,759
Schering-Plough Corp.                                                                      3,000,000                  54,330
Clarent Hospital Corp. (1),(2),(4)                                                           484,684                     606
                                                                                                                     808,491

INFORMATION TECHNOLOGY -- 0.82%
Microsoft Corp.                                                                           13,110,000                 366,949
Electronic Data Systems Corp.                                                              1,545,836                  32,880
ZiLOG, Inc.(2)                                                                               455,000                   2,471
                                                                                                                     402,300

MISCELLANEOUS -- 2.05%
Other common stocks in initial period of acquisition                                                               1,005,183


TOTAL COMMON STOCKS (cost: $25,161,575,000)                                                                       30,368,405




PREFERRED STOCKS -- 0.94%


FINANCIALS -- 0.93%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(3),(5)                      122,070,000                 142,458
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(3),(5)                   45,950,000                  54,005
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(3),(5)             24,300,000                  27,823
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
     preferred(3),(5)                                                                     37,500,000                  47,534
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
     preferred(3),(5)                                                                     10,000,000                  15,579
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(3),(5)           34,250,000                  40,304
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(3),(5)                     11,750,000                  14,698
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(3),(5)                      4,200,000                   4,714
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                      12,000,000                  12,636
RBS Capital Trust I noncumulative trust preferred 4.709%(5)                                4,550,000                   4,459
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate                 300,000                  16,078
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                   520,000                  14,576
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up
     premium rate                                                                            200,000                  10,781
Public Storage, Inc., Series V, 7.50%, cumulative preferred depositary shares                400,000                  10,708
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred(1)                    400,000                  10,360
ACE Ltd., Series C, 7.80% preferred depositary shares                                        360,000                   9,594
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
     shares(3),(5)                                                                         6,500,000                   7,596
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up
     premium rate                                                                            112,500                   5,822
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
     step-up premium rate                                                                     50,000                   5,202
                                                                                                                     454,927

TELECOMMUNICATION SERVICES -- 0.01%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(4)                      12,789                   5,755
XO Communications, Inc. 14.00% preferred 2009(2),(6)                                              12                      --
                                                                                                                       5,755

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. - MOD III Inc., units(2),(4)                                                         513                       0


TOTAL PREFERRED STOCKS (cost: $401,088,000)                                                                          460,682

                                                                                                                   unaudited

                                                                                                                Market value
RIGHTS AND WARRANTS -- 0.00%                                                                  Shares                   (000)


TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(2),(3)                                             3,000             $       645
XO Communications, Inc., Series A, warrants, expire 2010(2)                                   13,674                      10
XO Communications, Inc., Series B, warrants, expire 2010(2)                                   10,256                       5
XO Communications, Inc., Series C, warrants, expire 2010(2)                                   10,256                       3
Allegiance Telecom, Inc., warrants, expire 2008(2),(3),(4)                                    20,000                       0
GT Group Telecom Inc., warrants, expire 2010(2),(3),(4)                                       15,000                       0
                                                                                                                         663

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(2),(3),(4)                                        57,600                       1

MISCELLANEOUS -- 0.00%
Other rights and warrants in initial period of acquisition                                                                61


TOTAL RIGHTS AND WARRANTS (cost: $1,020,000)                                                                             725




                                                                                  Share or principal
CONVERTIBLE SECURITIES -- 5.03%                                                               amount


INFORMATION TECHNOLOGY -- 1.59%
Motorola, Inc. 7.00% convertible preferred 2004                                            2,390,000 units           119,978
Sanmina Corp. 0% convertible subordinated debentures 2020                               $161,000,000                  84,927
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                         $33,500,000                  32,537
Celestica Inc. 0% convertible debentures 2020                                           $181,000,000                 100,907
Nortel Networks Corp. 4.25% convertible notes 2008                                       $50,580,000                  48,873
Nortel Networks Corp. 4.25% convertible notes 2008(3)                                    $40,000,000                  38,650
Agilent Technologies, Inc. 3.00% convertible debentures 2021(5)                          $50,092,600                  50,781
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3),(5)                      $30,185,000                  30,600
ASM Lithography Holding NV 5.75% convertible notes 2006(3)                               $57,500,000                  64,682
AT&T Corp. Liberty Media Group 3.50% convertible debentures 2031(3)                      $55,000,000                  50,394
Liberty Media Corp. 3.50% exchangeable debentures 2031                                    $5,000,000                   4,581
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(5)                        $50,000,000                  51,500
International Rectifier Corp. 4.25% convertible notes 2007                               $47,000,000                  46,882
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                  $32,000,000                  38,600
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                     $8,296,000                   8,244
LSI Logic Corp. 4.00% convertible notes 2006                                              $3,000,000                   2,996
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                $2,500,000                   2,512
                                                                                                                     777,644

CONSUMER DISCRETIONARY -- 0.90%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
     2032                                                                                  5,185,300                 259,213
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                          $59,137,000                  59,507
Gap, Inc. 5.75% convertible notes 2009(3)                                                $28,000,000                  35,840
Gap, Inc. 5.75% convertible notes 2009                                                  $  6,000,000                   7,680
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred
     2006                                                                                    647,000                  30,021
Liberty Media Corp. 3.25% exchangeable debentures 2031                                   $25,000,000                  23,406
General Motors Corp., Series B, 5.25% convertible debentures 2032                        $19,700,000                  18,368
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                       400,000                   8,280
                                                                                                                     442,315

FINANCIALS -- 0.80%
Chubb Corp. 7.00% convertible preferred 2005                                               1,800,000 units         $  50,292
Chubb Corp. 7.00% convertible preferred 2006                                               1,600,000 units            45,200
Genworth Financial, Inc. 6.00% convertible preferred 2007                                  2,400,000 units            70,272
UnumProvident Corp. 8.25%, ACES convertible 2006                                           2,100,000 units            62,391
Capital One Financial Corp. 6.25% Upper DECS 2005                                            840,000 units            44,260
St. Paul Companies, Inc., Series E, 9.00% 2005                                               600,000 units            36,798
Providian Financial Corp. 3.25% convertible debentures 2005                              $34,500,000                  34,327
XL Capital Ltd. 6.50% ACES convertible preferred 2007                                      1,183,500 units            28,404
Ohio Casualty Corp. 5.00% convertible notes 2022                                         $20,000,000                  21,175
                                                                                                                     393,119

HEALTH CARE -- 0.49%
Schering-Plough Corp. 6.00% convertible preferred 2007(2)                                  2,499,900                 128,245
Baxter International Inc. 7.00% convertible preferred 2006                                   925,000 units            47,563
Sepracor Inc. 5.00% convertible subordinated debentures 2007                             $46,000,000                  47,323
Incyte Corp. 3.50% convertible notes 2011(3)                                             $15,000,000                  17,119
                                                                                                                     240,250

INDUSTRIALS -- 0.39%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023(3)             $50,000,000                  75,313
Northrop Grumman Corp. 7.25% convertible preferred 2004                                      566,670 units            58,033
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                               422,000                  33,022
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                            178,000                  13,929
Kansas City Southern 4.25% convertible preferred(3)                                           15,000                   9,474
                                                                                                                     189,771

MATERIALS -- 0.34%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                            50,000                  47,028
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares
     (MEDS) 2005                                                                             200,000                  36,864
Temple-Inland Inc. 7.50% Upper DECS 2005                                                     690,000 units            35,984
Inco Ltd. 0% convertible notes LYON 2021                                                 $26,000,000                  25,415
International Paper Co., Capital Trust 5.25% convertible preferred 2025                      400,000                  20,060
                                                                                                                     165,351

UTILITIES -- 0.27%
PG&E Corp. 9.50% convertible note 2010                                                   $28,000,000                  72,625
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                               451,000 units            24,210
American Electric Power Co., Inc. 9.25% convertible preferred 2005                           460,000                  21,887
AES Trust VII 6.00% convertible preferred 2008                                               325,000                  15,470
                                                                                                                     134,192

TELECOMMUNICATION SERVICES -- 0.17%
CenturyTel, Inc. 6.875% ACES 2005                                                          1,750,000 units            44,013
American Tower Corp. 5.00% convertible debentures 2010                                   $38,100,000                  38,052
Dobson Communications Corp., Series F, 6.00% convertible preferred(3),(4)                     33,625                   1,597
                                                                                                                      83,662

CONSUMER STAPLES -- 0.08%
Albertson's, Inc. 7.25% convertible preferred 2007                                         1,500,000 units            36,810


TOTAL CONVERTIBLE SECURITIES (cost: $2,299,478,000)                                                                2,463,114





                                                                                                                   unaudited

                                                                                    Principal amount            Market value
BONDS AND NOTES -- 23.72%                                                                      (000)                   (000)


CONSUMER DISCRETIONARY -- 4.73%
Ford Motor Credit Co. 6.50% 2007                                                          $    1,000              $    1,051
Ford Motor Credit Co. 5.80% 2009                                                               4,000                   4,130
Ford Motor Credit Co. 7.375% 2009                                                            105,000                 114,318
Ford Motor Credit Co. 7.875% 2010                                                             29,000                  32,217
Ford Motor Credit Co. 7.375% 2011                                                             38,500                  41,817
Ford Motor Co. 7.45% 2031                                                                      6,000                   5,860
General Motors Acceptance Corp. 6.75% 2006                                                     2,000                   2,070
General Motors Acceptance Corp. 6.125% 2007                                                   18,250                  19,048
General Motors Acceptance Corp. 7.75% 2010                                                    23,500                  25,676
General Motors Acceptance Corp. 6.875% 2011                                                   30,000                  31,272
General Motors Corp. 7.20% 2011                                                               38,500                  40,607
General Motors Acceptance Corp. 7.25% 2011                                                    51,000                  54,222
General Motors Acceptance Corp. 6.875% 2012                                                    1,250                   1,303
General Motors Acceptance Corp. 8.00% 2031                                                     7,000                   7,266
Clear Channel Communications, Inc. 4.625% 2008                                                14,000                  14,283
Chancellor Media Corp. of Los Angeles 8.00% 2008                                              23,000                  26,172
Clear Channel Communications, Inc. 7.65% 2010                                                 15,000                  17,179
Clear Channel Communications, Inc. 5.75% 2013                                                  7,500                   7,780
Clear Channel Communications, Inc. 5.50% 2014                                                 94,000                  95,035
J.C. Penney Co., Inc. 8.00% 2010                                                              36,705                  42,211
J.C. Penney Co., Inc. 7.95% 2017                                                              40,275                  46,820
J.C. Penney Co., Inc. 8.125% 2027                                                              3,000                   3,322
J.C. Penney Co., Inc. 7.625% 2097                                                              4,000                   4,235
DaimlerChrysler North America Holding Corp. 6.40% 2006                                         5,000                   5,259
DaimlerChrysler North America Holding Corp. 4.05% 2008                                         2,560                   2,579
DaimlerChrysler North America Holding Corp. 4.75% 2008                                         1,440                   1,485
DaimlerChrysler North America Holding Corp. 7.20% 2009                                        19,900                  22,460
DaimlerChrysler North America Holding Corp. 8.00% 2010                                        15,000                  17,527
DaimlerChrysler North America Holding Corp. 7.75% 2011                                        25,000                  29,246
DaimlerChrysler North America Holding Corp. 7.30% 2012                                        10,250                  11,758
AOL Time Warner Inc. 5.625% 2005                                                               5,000                   5,076
Time Warner Inc. 7.75% 2005                                                                    9,500                   9,769
Time Warner Inc. 8.18% 2007                                                                   20,000                  22,520
AOL Time Warner Inc. 6.875% 2012                                                              15,750                  17,942
Time Warner Companies, Inc. 9.125% 2013                                                        5,000                   6,418
Time Warner Companies, Inc. 7.25% 2017                                                         8,000                   9,225
AOL Time Warner Inc. 7.625% 2031                                                               9,750                  11,588
Mirage Resorts, Inc. 7.25% 2006                                                                4,960                   5,307
MGM Grand, Inc. 6.875% 2008                                                                    1,159                   1,268
MGM Mirage, Inc. 6.00% 2009                                                                   23,000                  23,920
MGM Mirage, Inc. 6.00% 2009(3)                                                                10,950                  11,388
MGM Mirage, Inc. 8.50% 2010                                                                   22,830                  26,369
MGM Mirage, Inc. 6.75% 2012(3)                                                                 8,000                   8,520
Toys "R" Us, Inc. 7.625% 2011                                                                 12,000                  12,120
Toys "R" Us, Inc. 7.875% 2013                                                                 37,640                  37,922
Toys "R" Us, Inc. 7.375% 2018                                                                 22,500                  21,037
Liberty Media Corp. 7.75% 2009                                                                10,950                  12,311
Liberty Media Corp. 7.875% 2009                                                               40,350                  45,611
Liberty Media Corp. 5.70% 2013                                                                 5,000                   5,059
TCI Communications, Inc. 8.00% 2005                                                           10,000                  10,385
Comcast Cable Communications, Inc. 8.375% 2007                                                 9,925                  11,108
Comcast Cable Communications, Inc. 6.20% 2008                                                 24,000                  26,196
Lenfest Communications, Inc. 7.625% 2008                                                       2,000                   2,229
Comcast Cable Communications, Inc. 6.875% 2009                                                 8,000                   8,959
Comcast Cable Communications, Inc. 7.125% 2013                                                 3,100                   3,565
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                               9,000                   9,405
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 0%/13.50% 2011(7)                                                           4,375                   3,292
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(3)                                                              24,525                  24,924
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                   13,350                  13,383
ITT Corp. 6.75% 2005                                                                           8,675                   8,979
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                         12,350                  13,353
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                         15,100                  17,780
Boise Cascade Corp. 9.45% 2009                                                                18,720                  23,122
Boise Cascade Corp. 6.50% 2010                                                                14,490                  16,374
D.R. Horton, Inc. 7.50% 2007                                                                   3,500                   3,841
D.R. Horton, Inc. 5.00% 2009                                                                   3,000                   3,052
D.R. Horton, Inc. 8.00% 2009                                                                  19,900                  22,537
D.R. Horton, Inc. 9.75% 2010                                                                   3,000                   3,630
D.R. Horton, Inc. 7.875% 2011                                                                    550                     632
D.R. Horton, Inc. 6.875% 2013                                                                  2,000                   2,175
D.R. Horton, Inc. 5.625% 2014                                                                  3,000                   2,989
Royal Caribbean Cruises Ltd. 7.00% 2007                                                        3,000                   3,262
Royal Caribbean Cruises Ltd. 8.00% 2010                                                        2,250                   2,587
Royal Caribbean Cruises Ltd. 8.75% 2011                                                       23,075                  27,575
Royal Caribbean Cruises Ltd. 6.875% 2013                                                       4,500                   4,961
Harrah's Operating Co., Inc. 7.875% 2005                                                       5,850                   6,157
Harrah's Operating Co., Inc. 7.125% 2007                                                       4,150                   4,517
Harrah's Operating Co., Inc. 5.50% 2010                                                       26,375                  27,555
Visteon Corp. 8.25% 2010                                                                      18,300                  19,123
Visteon Corp. 7.00% 2014                                                                      20,125                  19,018
Cox Communications, Inc. 7.75% 2006                                                            6,000                   6,472
Cox Communications, Inc. 7.875% 2009                                                          12,500                  14,253
Cox Communications, Inc. 7.75% 2010                                                           10,000                  11,489
Cox Communications, Inc. 4.625% 2013                                                           5,000                   4,775
Standard Pacific Corp. 6.50% 2008                                                              5,000                   5,262
Standard Pacific Corp. 5.125% 2009                                                            18,825                  18,731
Standard Pacific Corp. 6.875% 2011                                                             6,500                   6,890
Standard Pacific Corp. 6.25% 2014                                                              5,500                   5,472
CBS Corp. 7.15% 2005                                                                          21,500                  22,056
Viacom Inc. 6.40% 2006                                                                         3,000                   3,137
Viacom Inc. 5.625% 2007                                                                        5,000                   5,313
Viacom Inc. 6.625% 2011                                                                        5,000                   5,645
EchoStar DBS Corp. 5.75% 2008                                                                  9,300                   9,556
EchoStar DBS Corp. 9.125% 2009                                                                22,509                  25,210
Hilton Hotels Corp. 7.625% 2008                                                                2,950                   3,309
Hilton Hotels Corp. 7.20% 2009                                                                 5,250                   5,932
Hilton Hotels Corp. 8.25% 2011                                                                13,158                  15,705
Hilton Hotels Corp. 7.625% 2012                                                                5,875                   6,921
British Sky Broadcasting Group PLC 6.875% 2009                                                10,000                  11,120
British Sky Broadcasting Group PLC 8.20% 2009                                                 16,250                  19,059
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                              25,475                  29,169
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                    16,275                  18,960
K. Hovnanian Enterprises, Inc. 8.00% 2012                                                      3,000                   3,345
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                      2,500                   2,712
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                     2,000                   2,035
Office Depot, Inc. 10.00% 2008                                                                12,725                  15,015
Office Depot, Inc. 6.25% 2013                                                                  7,875                   8,466
Univision Communications Inc. 7.85% 2011                                                      19,685                  23,345
Mohegan Tribal Gaming Authority 6.375% 2009                                                   19,780                  20,818
Mohegan Tribal Gaming Authority 8.00% 2012                                                     2,100                   2,331
Kabel Deutschland GmbH 10.625% 2014(3)                                                        19,675                  22,134
TRW Automotive Acquisition Corp. 9.375% 2013                                                  15,984                  18,462
TRW Automotive Acquisition Corp. 11.00% 2013                                                   3,004                   3,590
MDC Holdings, Inc. 7.00% 2012                                                                  5,000                   5,613
MDC Holdings, Inc. 5.50% 2013                                                                 15,750                  16,110
Boyd Gaming Corp. 9.25% 2009                                                                   8,500                   9,307
Boyd Gaming Corp. 7.75% 2012                                                                  10,950                  12,127
Warner Music Group 7.375% 2014(3)                                                             19,000                  19,617
Delphi Corp. 6.50% 2013                                                                        4,000                   4,025
Delphi Trust II, trust preferred securities, 6.197% 2033(5)                                   15,500                  15,544
Radio One, Inc., Series B, 8.875% 2011                                                        16,750                  18,592
RH Donnelley Inc. 8.875% 2010(3)                                                              10,500                  11,970
RH Donnelley Inc. 8.875% 2010                                                                  3,800                   4,332
RH Donnelley Inc. 10.875% 2012(3)                                                              1,000                   1,227
Adelphia Communications Corp. 10.25% 2006(8)                                                  13,975                  12,018
Adelphia Communications Corp. 10.25% 2011(8)                                                   6,100                   5,475
Argosy Gaming Co. 7.00% 2014                                                                  16,250                  17,387
CSC Holdings, Inc. 7.25% 2008                                                                  8,000                   8,530
CSC Holdings, Inc., Series B, 8.125% 2009                                                      8,000                   8,840
Blockbuster Inc. 9.00% 2012(3)                                                                16,750                  17,252
Technical Olympic USA, Inc. 9.00% 2010                                                         8,615                   9,433
Technical Olympic USA, Inc. 9.00% 2010                                                           275                     301
Technical Olympic USA, Inc. 7.50% 2011                                                         7,250                   7,413
News America Inc. 6.75% 2038                                                                  15,000                  16,994
Young Broadcasting Inc. 10.00% 2011                                                           15,640                  16,500
KB Home 6.375% 2011(3)                                                                        15,000                  15,787
Six Flags, Inc. 9.50% 2009                                                                     2,875                   2,886
Six Flags, Inc. 8.875% 2010                                                                    2,500                   2,406
Six Flags, Inc. 9.625% 2014                                                                   10,725                  10,296
Telenet Group Holding NV 0%/11.50% 2014(3),(7)                                                20,050                  15,338
Toll Brothers, Inc. 6.875% 2012                                                                9,000                  10,083
Toll Brothers, Inc. 4.95% 2014                                                                 5,000                   4,906
Hyatt Equities, LLC 6.875% 2007(3)                                                            14,000                  14,956
Dana Corp. 6.50% 2009                                                                          3,175                   3,358
Dana Corp. 9.00% 2011                                                                          8,825                  10,546
NTL Cable PLC 8.75% 2014(3),(5)                                                               12,119                  13,422
Stoneridge, Inc. 11.50% 2012                                                                  10,950                  12,839
YUM! Brands, Inc. 7.70% 2012                                                                  10,500                  12,556
Videotron Ltee 6.875% 2014                                                                    11,500                  12,132
Dillard's, Inc. 6.69% 2007                                                                       625                     653
Mercantile Stores Company, Inc. 8.20% 2022(9)                                                  7,900                   7,900
Dillard Department Stores, Inc. 7.875% 2023                                                    2,875                   2,947
Lear Corp., Series B, 8.11% 2009                                                               9,710                  11,161
Meritor Automotive, Inc. 6.80% 2009                                                            8,500                   8,712
ArvinMeritor, Inc. 8.75% 2012                                                                  2,000                   2,240
Staples, Inc. 7.375% 2012                                                                      9,000                  10,584
NVR, Inc. 5.00% 2010                                                                          10,000                  10,075
Cinemark USA, Inc. 9.00% 2013                                                                  8,575                   9,733
Tenneco Automotive Inc., Series B, 10.25% 2013                                                 8,125                   9,506
LBI Media, Inc. 10.125% 2012                                                                   7,500                   8,381
Centex Corp. 4.75% 2008                                                                        8,075                   8,323
Saks Inc. 8.25% 2008                                                                           5,000                   5,500
Saks Inc. 7.375% 2019                                                                          2,650                   2,637
Hollinger Participation Trust 12.125% 2010(3),(5),(6)                                          3,778                   4,685
CanWest Media Inc., Series B, 10.625% 2011                                                     3,000                   3,405
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                  7,250                   8,084
AMC Entertainment Inc. 8.00% 2014(3)                                                           7,500                   7,237
Boyds Collection, Ltd., Series B, 9.00% 2008                                                   7,382                   6,976
WCI Communities, Inc. 10.625% 2011                                                             1,850                   2,090
WCI Communities, Inc. 9.125% 2012                                                              4,150                   4,627
Pulte Homes, Inc. 7.625% 2017                                                                  5,000                   5,905
Payless ShoeSource, Inc. 8.25% 2013                                                            5,500                   5,459
NextMedia Operating, Inc. 10.75% 2011                                                          4,580                   5,158
Gannett Co., Inc. 4.95% 2005                                                                   5,000                   5,050
Carnival Corp. 3.75% 2007                                                                      5,000                   5,043
Quebecor Media Inc. 0%/13.75% 2011(7)                                                          2,000                   1,960
Quebecor Media Inc. 11.125% 2011                                                               1,750                   2,034
Fisher Communications, Inc. 8.625% 2014(3)                                                     3,680                   3,901
Warnaco, Inc. 8.875% 2013                                                                      3,425                   3,845
Antenna TV SA 9.00% 2007                                                                       3,732                   3,788
Marriott International, Inc., Series C, 7.875% 2009                                            3,000                   3,491
Aztar Corp. 7.875% 2014                                                                        2,500                   2,725
Gray Communications Systems, Inc. 9.25% 2011                                                   2,000                   2,262
Cox Radio, Inc. 6.375% 2005                                                                    2,000                   2,032
Reader's Digest Association, Inc. 6.50% 2011                                                   1,625                   1,694
                                                                                                                   2,314,853

TELECOMMUNICATION SERVICES -- 3.30%
Sprint Capital Corp. 4.78% 2006                                                               10,950                  11,261
Sprint Capital Corp. 6.00% 2007                                                               37,450                  39,622
Sprint Capital Corp. 6.375% 2009                                                              22,470                  24,699
Sprint Capital Corp. 7.625% 2011                                                              34,195                  40,044
Sprint Capital Corp. 8.375% 2012                                                              59,375                  72,974
Sprint Capital Corp. 6.90% 2019                                                                4,800                   5,386
Sprint Capital Corp. 6.875% 2028                                                               5,000                   5,386
American Tower Corp. 9.375% 2009                                                              34,091                  36,222
American Tower Corp. 7.25% 2011                                                               49,175                  52,494
American Tower Corp. 7.125% 2012(3)                                                           39,650                  40,542
American Tower Corp. 7.50% 2012                                                               43,300                  45,465
Nextel Communications, Inc. 6.875% 2013                                                       20,000                  21,800
Nextel Communications, Inc. 5.95% 2014                                                         3,000                   3,082
Nextel Communications, Inc. 7.375% 2015                                                      104,450                 116,462
Dobson Communications Corp. 10.875% 2010                                                      45,930                  35,596
Dobson Cellular Systems, Inc. 0% 2011(3),(5)                                                   4,850                   5,008
American Cellular Corp., Series B, 10.00% 2011                                                74,000                  62,530
Dobson Cellular Systems, Inc. 9.875% 2012(3)                                                   3,850                   3,850
Dobson Communications Corp. 8.875% 2013                                                       28,500                  19,309
U S WEST, Inc. 7.20% 2004                                                                     20,000                  20,200
Qwest Capital Funding, Inc. 7.75% 2006                                                         3,000                   3,097
Qwest Services Corp. 13.50% 2007(3)                                                           15,551                  17,884
Qwest Capital Funding, Inc. 7.00% 2009                                                        10,000                   9,575
Qwest Capital Funding, Inc. 7.90% 2010                                                        13,875                  13,493
Qwest Services Corp. 14.00% 2010(3)                                                           22,021                  26,260
Qwest Corp. 9.125% 2012(3)                                                                    12,400                  14,043
Qwest Services Corp. 14.50% 2014(3)                                                           14,400                  17,928
Triton PCS, Inc. 8.75% 2011                                                                   19,200                  13,632
Triton PCS, Inc. 9.375% 2011                                                                  24,400                  18,056
Triton PCS, Inc. 8.50% 2013                                                                   62,000                  57,195
Crown Castle International Corp. 9.375% 2011                                                   4,250                   4,845
Crown Castle International Corp. 7.50% 2013                                                   43,375                  46,628
Crown Castle International Corp., Series B, 7.50% 2013                                        30,375                  32,653
AT&T Wireless Services, Inc. 7.50% 2007                                                       34,250                  37,776
Tritel PCS, Inc. 10.375% 2011                                                                  7,935                   9,013
AT&T Wireless Services, Inc. 8.125% 2012                                                      29,935                  36,573
AT&T Corp. 6.00% 2009                                                                          2,320                   2,413
AT&T Corp. 8.05% 2011(5)                                                                      46,500                  53,533
AT&T Corp. 8.35% 2025                                                                          9,000                   9,225
Deutsche Telekom International Finance BV 8.50% 2010(5)                                       24,900                  30,033
Deutsche Telekom International Finance BV 5.25% 2013                                          15,000                  15,536
Deutsche Telekom International Finance BV 9.25% 2032(5)                                       10,000                  14,337
Western Wireless Corp. 9.25% 2013                                                             51,475                  55,078
SBC Communications Inc. 5.875% 2012                                                            4,925                   5,327
SBC Communications Inc. 5.10% 2014                                                            46,750                  47,166
Nextel Partners, Inc. 12.50% 2009                                                             16,234                  18,649
Nextel Partners, Inc. 8.125% 2011                                                             23,525                  25,877
Nextel Partners, Inc. 8.125% 2011(3)                                                           5,000                   5,500
Centennial Cellular Corp. 10.75% 2008                                                         15,505                  16,203
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
     10.125% 2013                                                                             16,000                  17,440
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operating Corp. 8.625% 2014(3),(5)                                 9,500                   9,642
France Telecom 8.50% 2011(5)                                                                  34,500                  41,488
TELUS Corp. 8.00% 2011                                                                        25,150                  29,776
British Telecommunications PLC 7.00% 2007                                                      7,000                   7,619
British Telecommunications PLC 8.375% 2010(5)                                                 14,750                  17,921
Cincinnati Bell Inc. 7.25% 2013                                                               23,275                  23,450
Telecom Italia Capital SA, Series A, 4.00% 2008                                                3,000                   3,023
Telecom Italia Capital SA, Series B, 5.25% 2013                                               19,300                  19,796
Koninklijke KPN NV 8.00% 2010                                                                 16,000                  19,171
Vodafone Group PLC 7.75% 2010                                                                 15,050                  17,727
PCCW-HKT Capital Ltd. 8.00% 2011(3),(5)                                                       13,000                  15,057
Verizon Global Funding Corp. 6.125% 2007                                                       7,000                   7,511
Verizon New York Inc., Series A, 6.875% 2012                                                   6,500                   7,352
Singapore Telecommunications Ltd. 6.375% 2011                                                  4,825                   5,396
Singapore Telecommunications Ltd. 7.375% 2031(3)                                               6,000                   7,316
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                               11,000                  11,535
AirGate PCS, Inc. 9.375% 2009(3)                                                              10,853                  11,396
UbiquiTel Operating Co. 9.875% 2011                                                            4,875                   5,302
UbiquiTel Operating Co. 9.875% 2011(3)                                                         1,875                   2,039
BellSouth Corp. 4.20% 2009                                                                     7,000                   7,075
Telefonos de Mexico, SA de CV 8.25% 2006                                                       5,000                   5,329
Millicom International Cellular SA 10.00% 2013(3)                                              3,500                   3,552
SpectraSite, Inc. 8.25% 2010                                                                   1,000                   1,087
GT Group Telecom Inc. 0%/13.25% 2010(4),(7),(8)                                               15,000                       -
                                                                                                                   1,616,460

FINANCIALS -- 2.42%
Capital One Bank 6.875% 2006                                                                 $21,600                 $22,677
Capital One Financial Corp. 7.25% 2006                                                         3,000                   3,180
Capital One Financial Corp. 8.75% 2007                                                        13,500                  15,056
Capital One Bank 4.875% 2008                                                                  20,000                  20,785
Capital One Financial Corp. 7.125% 2008                                                       22,100                  24,461
Capital One Financial Corp. 6.25% 2013                                                        20,000                  21,655
Capital One Capital I 3.244% 2027(3),(5)                                                      20,500                  20,346
MBNA Corp. 5.625% 2007                                                                        10,000                  10,619
MBNA Corp., Series F, 7.50% 2012                                                              10,000                  11,703
MBNA Corp., Series F, 6.125% 2013                                                             10,000                  10,839
MBNA Corp., Series B, 2.494% 2027(5)                                                          42,000                  39,756
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (3),(5)                                 45,700                  50,896
Societe Generale 7.85% (undated) (3),(5)                                                      11,200                  12,323
Rouse Co. 3.625% 2009                                                                         30,146                  28,149
Rouse Co. 7.20% 2012                                                                          29,695                  31,651
Household Finance Corp. 6.375% 2011                                                           16,000                  17,871
HSBC Holdings PLC 5.25% 2012                                                                   3,000                   3,139
Household Finance Corp. 6.375% 2012                                                           10,000                  11,182
HSBC Bank USA 4.625% 2014(3)                                                                   5,000                   4,949
Midland Bank 2.12% Eurodollar note (undated) (5)                                               5,000                   4,372
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                          8,000                   8,173
Prudential Financial, Inc., Series B, 5.10% 2014                                               3,000                   3,014
Prudential Holdings, LLC, Series C, 8.695% 2023(3),(9)                                        22,250                  28,728
ASIF Global Financing XVIII 3.85% 2007(3)                                                      8,500                   8,611
International Lease Finance Corp. 4.50% 2008                                                   4,000                   4,102
International Lease Finance Corp. 3.50% 2009                                                  10,000                   9,776
International Lease Finance Corp. 4.75% 2009                                                  10,000                  10,290
International Lease Finance Corp. 5.875% 2013                                                  5,000                   5,335
Host Marriott, LP, Series E, 8.375% 2006                                                       4,321                   4,580
Host Marriott, LP, Series G, 9.25% 2007                                                          775                     876
Host Marriott, LP, Series I, 9.50% 2007                                                          750                     836
HMH Properties, Inc., Series B, 7.875% 2008                                                      340                     351
Host Marriott, LP, Series L, 7.00% 2012(3)                                                    17,750                  19,259
Host Marriott, LP, Series K, 7.125% 2013                                                      10,000                  10,850
CIT Group Inc. 6.875% 2009                                                                    16,500                  18,629
CIT Group Inc. 4.75% 2010                                                                     10,000                  10,223
CIT Group Inc. 7.75% 2012                                                                      4,000                   4,768
iStar Financial, Inc. 7.00% 2008(1)                                                            6,525                   7,130
iStar Financial, Inc. 8.75% 2008(1)                                                            1,028                   1,194
iStar Financial, Inc., Series B, 4.875% 2009(1)                                                5,000                   5,109
iStar Financial, Inc. 6.00% 2010(1)                                                            3,750                   3,984
iStar Financial, Inc., Series B, 5.125% 2011(1)                                               10,000                  10,145
iStar Financial, Inc., Series B, 5.70% 2014(1)                                                 1,000                   1,026
Washington Mutual, Inc. 4.375% 2008                                                           17,000                  17,457
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                 9,425                  10,977
Hospitality Properties Trust 7.00% 2008                                                        1,210                   1,310
Hospitality Properties Trust 6.75% 2013                                                       24,320                  26,591
Allstate Financial Global Funding LLC 5.25% 2007(3)                                           16,750                  17,511
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                 10,000                  10,277
J.P. Morgan & Co. Inc. 6.70% 2007                                                              5,000                   5,474
J.P. Morgan Chase & Co. 4.00% 2008                                                            10,000                  10,184
J.P. Morgan Chase & Co. 4.50% 2010                                                             5,000                   5,117
J.P. Morgan Chase & Co. 5.75% 2013                                                             5,000                   5,357
EOP Operating LP 7.75% 2007                                                                    5,000                   5,594
EOP Operating LP 8.10% 2010                                                                    6,500                   7,672
EOP Operating LP 7.00% 2011                                                                    5,000                   5,675
EOP Operating LP 6.75% 2012                                                                    4,750                   5,299
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                      20,000                  20,711
United Dominion Realty Trust, Inc. 5.00% 2012                                                  2,500                   2,510
USA Education, Inc. 5.625% 2007                                                               12,895                  13,603
SLM Corp., Series A, 4.00% 2009                                                                2,000                   2,013
SLM Corp., Series A, 5.375% 2013                                                               7,000                   7,278
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                               5,000                   5,209
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(3)                              16,750                  17,605
ACE INA Holdings Inc. 5.875% 2014                                                              7,000                   7,289
ACE Capital Trust II 9.70% 2030                                                               10,250                  13,409
CNA Financial Corp. 6.75% 2006                                                                 4,370                   4,628
CNA Financial Corp. 6.45% 2008                                                                 2,406                   2,564
CNA Financial Corp. 6.60% 2008                                                                 8,630                   9,293
CNA Financial Corp. 7.25% 2023                                                                 2,750                   2,922
Mangrove Bay Pass Through Trust 6.102% 2033(3),(5)                                            18,000                  18,490
Development Bank of Singapore Ltd. 7.875% 2010(3)                                             10,000                  11,816
Development Bank of Singapore Ltd. 7.125% 2011(3)                                              5,000                   5,770
HBOS Treasury Services PLC 3.75% 2008(3)                                                      14,500                  14,613
Scotland International Finance No. 2 BV 4.25% 2013(3)                                          1,500                   1,461
HBOS PLC 5.375% (undated) (3),(5)                                                                500                     513
Downey Financial Corp. 6.50% 2014                                                             15,500                  16,372
MetLife, Inc. 3.911% 2005                                                                      9,760                   9,839
Metropolitan Life Insurance Co. 7.00% 2005(3)                                                  5,000                   5,199
Nationwide Life Insurance Co. 5.35% 2007(3)                                                    8,500                   8,901
Nationwide Mutual Insurance Co. 7.875% 2033(3)                                                 5,000                   5,874
ReliaStar Financial Corp. 8.00% 2006                                                           8,000                   8,799
ReliaStar Financial Corp. 6.50% 2008                                                           3,000                   3,279
International Nederland Bank NV 5.125% 2015(3)                                                 2,500                   2,549
LaBranche and Co., Inc. 9.50% 2009(3)                                                         14,000                  14,070
ProLogis Trust 7.05% 2006                                                                     12,000                  12,786
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance
     LLC 5.125% 2014(3)                                                                       12,500                  12,549
Colonial Realty LP 6.25% 2014                                                                 12,025                  12,520
Assurant, Inc. 5.625% 2014                                                                    12,000                  12,394
Simon Property Group, LP 4.875% 2010                                                           6,375                   6,525
Simon Property Group, LP 6.35% 2012                                                            5,000                   5,475
Skandinaviska Enskilda Banken 7.50% (undated) (3),(5)                                         10,405                  11,880
Standard Chartered Bank 2.375% Eurodollar note (undated) (5)                                  15,000                  11,850
Kazkommerts International BV 8.50% 2013(3)                                                     1,500                   1,571
Kazkommerts International BV 7.875% 2014(3)                                                   10,000                   9,950
Federal Realty Investment Trust 6.125% 2007                                                   10,000                  10,685
Providian Financial Corp., Series A, 9.525% 2027(3)                                           10,000                  10,400
United Overseas Bank Ltd. 5.375% 2019(3),(5)                                                  10,000                  10,305
Developers Diversified Realty Corp. 4.625% 2010                                               10,140                  10,179
Popular North America, Inc., Series E, 3.875% 2008                                            10,000                  10,057
Duke Realty LP 4.625% 2013                                                                    10,000                   9,861
Independence Community Bank 3.75% 2014(5)                                                     10,000                   9,759
Zions Bancorporation 6.00% 2015                                                                9,000                   9,673
Abbey National PLC, Series 1-B, 6.69% 2005                                                     2,000                   2,069
Abbey National PLC 6.70% (undated) (5)                                                         1,665                   1,826
Abbey National PLC 7.35% (undated) (5)                                                         5,105                   5,484
Bayerische Landesbank, Series F, 2.50% 2006                                                    9,000                   8,964
Bank of Nova Scotia 2.115% Eurodollar note (undated) (5)                                      10,000                   8,395
Canadian Imperial Bank of Commerce 2.125% Eurodollar note 2085(5)                             10,000                   8,275
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (3),(5)                       5,000                   5,678
Lincoln National Corp. 6.20% 2011                                                              5,000                   5,480
Irvine Co., Class A, 7.46% 2006(3),(4)                                                         5,000                   5,234
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014(3)                                             5,000                   5,212
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                             5,000                   5,180
Bank of America Corp. 4.375% 2010                                                              5,000                   5,075
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                             4,000                   4,208
Woori Bank 5.75% 2014(3),(5)                                                                   3,970                   4,203
Kimco Realty Corp. 6.00% 2012                                                                  3,250                   3,502
HVB Funding Trust III 9.00% 2031(3)                                                            2,600                   3,393
National Westminster Bank PLC 7.75% (undated) (5)                                              3,024                   3,364
BNP Paribas 5.125% 2015(3)                                                                     3,000                   3,086
Principal Life Global Funding I 4.40% 2010(3)                                                  3,000                   3,030
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated) (3),(5)               1,650                   1,852
                                                                                                                   1,185,601

MORTGAGE-BACKED OBLIGATIONS(9) -- 2.23%
Fannie Mae 9.00% 2010                                                                            532                     568
Fannie Mae 6.00% 2016                                                                          2,373                   2,494
Fannie Mae 6.00% 2016                                                                          1,344                   1,412
Fannie Mae 7.00% 2016                                                                            512                     544
Fannie Mae 5.00% 2018                                                                         26,050                  26,676
Fannie Mae 10.00% 2018                                                                           696                     796
Fannie Mae 5.50% 2019                                                                         24,955                  25,840
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                205                     205
Fannie Mae 9.50% 2022                                                                            666                     739
Fannie Mae 7.50% 2023                                                                            370                     399
Fannie Mae 7.50% 2023                                                                             38                      41
Fannie Mae 8.00% 2024                                                                            398                     433
Fannie Mae 10.00% 2025                                                                           480                     549
Fannie Mae, Series 2001-4, Class GA, 10.227% 2025(5)                                           2,111                   2,421
Fannie Mae, Series 2001-4, Class NA, 11.827% 2025(5)                                             204                     238
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                              2,095                   2,272
Fannie Mae 6.50% 2031                                                                          1,184                   1,247
Fannie Mae 7.00% 2031                                                                          1,833                   1,951
Fannie Mae 7.00% 2031                                                                          1,215                   1,293
Fannie Mae 7.00% 2031                                                                            772                     821
Fannie Mae 7.50% 2031                                                                            921                     989
Fannie Mae, Series 2001-20, Class E, 9.592% 2031(5)                                            1,987                   2,243
Fannie Mae 6.50% 2032                                                                          5,535                   5,828
Fannie Mae 6.50% 2032                                                                          3,055                   3,217
Fannie Mae 3.81% 2033(5)                                                                       8,540                   8,572
Fannie Mae 6.50% 2033                                                                          7,209                   7,592
Fannie Mae 6.00% 2034                                                                        160,525                 166,445
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                               3,944                   4,220
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                             2,652                   2,827
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                               4,584                   4,951
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.794% 2033(5)                     8,666                   8,619
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.895% 2033(5)                  35,270                  35,670
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.664% 2034(5)                  61,520                  62,010
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.739% 2034(5)                     9,915                  10,001
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                 11,750                  13,219
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A,
     4.27% 2033(5)                                                                            59,442                  59,461
Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A-1,
     4.302% 2034(5)                                                                           30,000                  30,066
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1,
     4.67% 2034(5)                                                                             7,439                   7,358
Freddie Mac 9.00% 2007                                                                           149                     154
Freddie Mac 8.50% 2008                                                                            29                      31
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                 5,000                   4,886
Freddie Mac 8.50% 2009                                                                           190                     201
Freddie Mac 8.50% 2010                                                                           271                     288
Freddie Mac 5.00% 2018                                                                        17,580                  17,987
Freddie Mac 5.50% 2018                                                                         8,713                   9,036
Freddie Mac 11.00% 2018                                                                          602                     689
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                     208                     208
Freddie Mac, Series 2289, Class NB, 11.463% 2022(5)                                              482                     547
Freddie Mac 5.00% 2033                                                                        18,696                  18,681
Freddie Mac 6.00% 2034                                                                        33,750                  34,952
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                             8,246                   8,188
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
     4.002% 2033(5)                                                                            4,998                   5,001
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class 6-A-1,
     4.259% 2033(5)                                                                           58,304                  58,568
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2,
     5.935% 2034                                                                               8,635                   8,895
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1,
     6.00% 2034                                                                                9,601                   9,821
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
     6.238% 2034                                                                               6,000                   6,457
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-1,
     4.393% 2036                                                                                 210                     210
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A,
     6.26% 2040                                                                                2,205                   2,246
Banc of America Mortgage Securities Trust, Series 2004-7, Class 6-A-1,
     4.50% 2019                                                                               10,918                  10,847
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1,
     4.088% 2033(5)                                                                            5,460                   5,455
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1,
     4.183% 2033(5)                                                                            5,236                   5,248
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2,
     4.476% 2033(5)                                                                           57,429                  57,845
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.153% 2033(5)                            2,220                   2,219
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.433% 2034(5)                           1,582                   1,579
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.915% 2034(5)                           49,776                  50,296
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.058% 2034(5)                           3,894                   3,928
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Class A-3-B,
     3.89% 2033(5)                                                                            14,000                  14,007
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A,
     4.03% 2033(5)                                                                             6,340                   6,336
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
     4.21% 2033(5)                                                                            12,871                  12,896
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
     4.364% 2033(5)                                                                            4,762                   4,781
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6,
     4.508% 2033(5)                                                                            1,556                   1,564
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A,
     4.229% 2034(5)                                                                            6,567                   6,476
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A,
     4.71% 2034(5)                                                                             9,094                   9,164
Government National Mortgage Assn. 9.50% 2009                                                    699                     754
Government National Mortgage Assn. 9.00% 2016                                                     95                     105
Government National Mortgage Assn. 5.50% 2017                                                  6,246                   6,527
Government National Mortgage Assn. 7.50% 2017                                                    107                     115
Government National Mortgage Assn. 7.50% 2017                                                     51                      55
Government National Mortgage Assn. 8.00% 2017                                                    143                     156
Government National Mortgage Assn. 8.00% 2017                                                     89                      97
Government National Mortgage Assn. 8.00% 2017                                                     47                      51
Government National Mortgage Assn. 8.00% 2017                                                     42                      46
Government National Mortgage Assn. 8.00% 2017                                                     41                      45
Government National Mortgage Assn. 8.00% 2017                                                     39                      43
Government National Mortgage Assn. 8.00% 2017                                                     35                      39
Government National Mortgage Assn. 8.00% 2017                                                     28                      30
Government National Mortgage Assn. 8.00% 2017                                                     24                      26
Government National Mortgage Assn. 8.00% 2017                                                     15                      16
Government National Mortgage Assn. 8.50% 2017                                                     42                      45
Government National Mortgage Assn. 8.50% 2017                                                     10                      11
Government National Mortgage Assn. 8.50% 2017                                                      9                      10
Government National Mortgage Assn. 10.00% 2020                                                 1,820                   2,100
Government National Mortgage Assn. 8.50% 2021                                                    442                     488
Government National Mortgage Assn. 8.50% 2021                                                    110                     121
Government National Mortgage Assn. 8.50% 2021                                                      7                       8
Government National Mortgage Assn. 9.50% 2021                                                    276                     311
Government National Mortgage Assn. 10.00% 2021                                                 2,760                   3,184
Government National Mortgage Assn. 7.00% 2022                                                    115                     123
Government National Mortgage Assn. 7.00% 2022                                                     50                      53
Government National Mortgage Assn. 7.50% 2022                                                    810                     874
Government National Mortgage Assn. 7.50% 2022                                                    100                     108
Government National Mortgage Assn. 7.50% 2023                                                    195                     210
Government National Mortgage Assn. 7.50% 2023                                                    192                     207
Government National Mortgage Assn. 7.50% 2023                                                    113                     122
Government National Mortgage Assn. 7.50% 2023                                                    108                     117
Government National Mortgage Assn. 7.50% 2023                                                     80                      86
Government National Mortgage Assn. 7.50% 2023                                                     71                      77
Government National Mortgage Assn. 7.50% 2023                                                     71                      76
Government National Mortgage Assn. 7.50% 2023                                                     69                      74
Government National Mortgage Assn. 7.50% 2023                                                     66                      72
Government National Mortgage Assn. 7.50% 2023                                                     33                      36
Government National Mortgage Assn. 7.50% 2023                                                     22                      24
Government National Mortgage Assn. 8.00% 2023                                                    834                     911
Government National Mortgage Assn. 8.00% 2023                                                    526                     575
Government National Mortgage Assn. 7.50% 2024                                                    615                     669
Government National Mortgage Assn. 10.00% 2025                                                 2,563                   2,949
Government National Mortgage Assn. 7.00% 2026                                                     37                      40
Government National Mortgage Assn. 7.50% 2026                                                    190                     207
Government National Mortgage Assn. 7.00% 2027                                                    176                     190
Government National Mortgage Assn. 7.00% 2028                                                    493                     529
Government National Mortgage Assn. 7.00% 2029                                                  2,683                   2,877
Government National Mortgage Assn. 7.50% 2029                                                  3,542                   3,834
Government National Mortgage Assn. 7.50% 2029                                                  1,243                   1,346
Government National Mortgage Assn. 7.50% 2029                                                  1,004                   1,087
Government National Mortgage Assn. 7.50% 2029                                                    373                     404
Government National Mortgage Assn. 7.50% 2030                                                    678                     732
Government National Mortgage Assn. 7.00% 2031                                                    303                     325
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2,
     6.56% 2030                                                                                7,554                   8,208
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2,
     7.757% 2032                                                                              15,675                  18,170
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                    22,511                  24,390
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.208% 2030(5)                      20,000                  22,103
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class J,
     3.968% 2016(3),(5)                                                                        4,500                   4,527
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 1.034% 2031(3),(5)                                                        81,062                   3,608
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2,
     6.48% 2035                                                                                7,665                   8,609
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.722% 2034(5)                       14,906                  15,200
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                    4,395                   4,691
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                    9,409                   9,558
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015(3)                            10,990                  12,137
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036               10,000                  11,215
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.548% 2016(3),(5)                  4,859                   4,869
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                         1,848                   1,883
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
     1998-C2, Class A-1, 6.28% 2035                                                            5,902                   5,980
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                          4,951                   4,962
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014(3)                     4,669                   4,523
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1,
     7.46% 2008                                                                                3,761                   4,119
Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.93% 2011(3),(5)                             3,000                   3,007
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1,
     4.59% 2034                                                                                2,095                   2,130
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1,
     4.15% 2033(5)                                                                             1,223                   1,222
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.528% 2027(3),(5)                  620                     670
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.745% 2027(3),(5)                  478                     505
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                    900                     899
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                   373                     377
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014(3)                   10                      11
                                                                                                                   1,094,804

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 2.08%
U.S. Treasury Obligations 5.75% 2005                                                         239,500                 248,069
U.S. Treasury Obligations 3.25% 2007                                                          48,780                  49,413
U.S. Treasury Obligations 3.375% 2007(10)                                                     38,870                  41,649
U.S. Treasury Obligations 4.375% 2007                                                         50,000                  52,039
U.S. Treasury Obligations 2.625% 2008                                                          5,000                   4,946
U.S. Treasury Obligations 3.625% 2008(10)                                                    111,427                 122,883
U.S. Treasury Obligations 3.875% 2009(10)                                                     32,352                  36,683
U.S. Treasury Obligations 6.00% 2009                                                          50,750                  56,888
U.S. Treasury Obligations Principal Strip 0% 2011                                              5,660                   4,380
U.S. Treasury Obligations 3.50% 2011(10)                                                      10,887                  12,446
U.S. Treasury Obligations Principal Strip 0% 2013                                             11,585                   7,957
U.S. Treasury Obligations Principal Strip 0% 2015                                             13,850                   8,493
U.S. Treasury Obligations 9.250% 2016                                                          5,000                   7,245
U.S. Treasury Obligations 8.875% 2017                                                         10,025                  14,405
U.S. Treasury Obligations 8.750% 2020                                                          6,905                  10,100
U.S. Treasury Obligations 6.875% 2025                                                         77,750                  98,743
United Mexican States Government Global 4.625% 2008                                           10,000                  10,183
United Mexican States Government Global 8.625% 2008                                            5,000                   5,743
United Mexican States Government Eurobonds, Global 8.375% 2011                                 3,000                   3,548
United Mexican States Government Eurobonds, Global 7.50% 2012                                  6,310                   7,184
United Mexican States Government Eurobonds, Global 6.375% 2013                                 7,500                   7,988
United Mexican States Government Eurobonds 11.375% 2016                                       29,684                  44,229
United Mexican States Government Global 8.125% 2019                                            2,061                   2,420
United Mexican States Government Global 8.30% 2031                                             1,965                   2,276
United Mexican States Government Global 7.50% 2033                                             2,833                   3,027
Freddie Mac 4.25% 2005                                                                        75,000                  75,858
Russian Federation 8.25% 2010                                                                 25,250                  27,836
Russian Federation 8.25% 2010(3)                                                               5,000                   5,512
Russian Federation 5.00% 2030(5)                                                               6,770                   6,812
Federal Home Loan Bank 4.125% 2004                                                            16,460                  16,473
State of Qatar 9.75% 2030                                                                      9,000                  12,960
El Salvador (Republic of) 7.75% 2023                                                           3,000                   3,251
El Salvador (Republic of) 7.75% 2023(3)                                                        1,250                   1,355
Fannie Mae 7.25% 2030                                                                          3,250                   4,137
Banque Centrale de Tunisie 7.375% 2012                                                         3,500                   4,025
                                                                                                                   1,021,156

INDUSTRIALS -- 1.58%
Browning-Ferris Industries, Inc. 7.875% 2005                                                $  3,000                $  3,056
Allied Waste North America, Inc., Series B, 7.625% 2006                                       29,840                  31,034
Allied Waste North America, Inc. 8.50% 2008                                                    1,500                   1,583
Allied Waste North America, Inc., Series B, 8.875% 2008                                       48,750                  51,919
Allied Waste North America, Inc., Series B, 6.50% 2010                                        16,000                  15,480
Allied Waste North America, Inc., Series B, 5.75% 2011                                         8,000                   7,420
Allied Waste North America, Inc., Series B, 6.125% 2014                                        7,925                   7,370
Allied Waste North America, Inc., Series B, 7.375% 2014                                        4,500                   4,185
Northwest Airlines, Inc. 7.625% 2005                                                           9,000                   8,955
Northwest Airlines, Inc. 8.875% 2006                                                           2,200                   1,881
Northwest Airlines, Inc. 9.875% 2007                                                          37,400                  28,985
Northwest Airlines, Inc. 7.875% 2008                                                          22,000                  14,850
Northwest Airlines, Inc. 10.00% 2009                                                          47,000                  32,430
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(9)                               2,536                   2,541
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(9)                             4,340                   4,303
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                             10,000                  10,040
Bombardier Inc. 6.75% 2012(3)                                                                 30,530                  28,635
Bombardier Inc. 6.30% 2014(3)                                                                 35,500                  31,897
Delta Air Lines, Inc. 7.70% 2005                                                              62,396                  47,733
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013(9)                               10,000                   9,397
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(9)                                           5,000                   2,500
Delta Air Lines, Inc. 10.375% 2022                                                             3,000                   1,125
Cendant Corp. 6.25% 2008                                                                      28,000                  30,239
Cendant Corp. 7.375% 2013                                                                     24,250                  28,287
Tyco International Group SA 6.125% 2008                                                       15,000                  16,348
Tyco International Group SA 6.125% 2009                                                        1,000                   1,092
Tyco International Group SA 6.375% 2011                                                       34,915                  38,921
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3),(9)                        26,325                  28,465
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
     6.664% 2013(3),(9)                                                                        6,801                   7,573
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                             5,000                   5,539
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                            21,000                  22,395
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(3)                                        6,750                   7,454
American Standard Inc. 7.375% 2008                                                             5,935                   6,588
American Standard Inc. 8.25% 2009                                                              2,124                   2,466
American Standard Inc. 7.625% 2010                                                            22,601                  26,048
Waste Management, Inc. 7.00% 2006                                                              7,000                   7,515
Waste Management, Inc. 6.50% 2008                                                              5,000                   5,519
Waste Management, Inc. 5.00% 2014                                                              7,000                   7,091
WMX Technologies, Inc. 7.10% 2026                                                             10,125                  11,374
General Electric Capital Corp., Series A, 5.375% 2007                                          8,000                   8,421
General Electric Capital Corp., Series A, 6.00% 2012                                           8,000                   8,797
General Electric Co. 5.00% 2013                                                                5,000                   5,192
Raytheon Co. - RC Trust I 7.00% trust preferred 2006                                          18,000                  19,091
Continental Airlines, Inc. 8.00% 2005                                                          5,010                   4,634
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(9)                             8,542                   6,579
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(9)                           4,339                   4,077
Southwest Airlines Co. 5.25% 2014                                                             15,000                  15,085
Jacuzzi Brands, Inc. 9.625% 2010                                                              12,441                  14,058
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                              11,990                  13,024
Caterpillar Financial Services Corp. 4.50% 2009                                               10,000                  10,339
Nortek, Inc. 8.50% 2014(3)                                                                     9,325                   9,931
John Deere Capital Corp. 3.90% 2008                                                            9,000                   9,164
TFM, SA de CV 10.25% 2007                                                                      1,150                   1,213
TFM, SA de CV 11.75% 2009                                                                      2,675                   2,735
TFM, SA de CV 12.50% 2012                                                                      4,165                   4,748
Terex Corp., Class B, 10.375% 2011                                                             2,000                   2,260
Terex Corp. 7.375% 2014                                                                        3,500                   3,763
Kansas City Southern Railway Co. 7.50% 2009                                                    5,750                   6,009
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured,
     8.057% 2022(9)                                                                            5,081                   5,639
Worldspan, LP and WS Financing Corp. 9.625% 2011                                               5,430                   5,186
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                        4,990                   5,077
AGCO Corp. 9.50% 2008                                                                          3,500                   3,780
United Air Lines, Inc. 9.00% 2003(11)                                                          8,000                     500
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(8),(9)                                      5,000                   2,150
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(9)                 2,301                   2,279
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015(3),(8),(9)                             7,790                       1
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015(3),(8),(9)                             5,500                       1
                                                                                                                     773,966

UTILITIES -- 1.41%
Southern California Edison, First and Refunding Mortgage Bonds, 8.00% 2007                    47,775                  52,856
Edison Mission Energy 10.00% 2008                                                             14,250                  16,708
Mission Energy Holding Co. 13.50% 2008                                                        22,230                  28,288
Edison Mission Energy 7.73% 2009                                                              16,720                  17,890
Edison Mission Energy 9.875% 2011                                                             29,330                  34,829
Midwest Generation, LLC, Series B, 8.56% 2016(9)                                              11,000                  12,107
Homer City Funding LLC 8.734% 2026(9)                                                          9,989                  11,288
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                  24,675                  28,068
AES Corp. 10.00% 2005(3),(9)                                                                   2,338                   2,373
AES Corp. 9.50% 2009                                                                          20,915                  24,209
AES Corp. 9.375% 2010                                                                          5,752                   6,759
AES Corp. 8.75% 2013(3)                                                                       59,700                  69,252
AES Corp. 9.00% 2015(3)                                                                        4,750                   5,558
AES Red Oak, LLC, Series B, 9.20% 2029(9)                                                      2,000                   2,280
Dynegy Holdings Inc. 9.875% 2010(3)                                                           11,750                  13,410
Dynegy Holdings Inc. 10.125% 2013(3)                                                          26,400                  30,888
Nevada Power Co., Series A, 8.25% 2011                                                         6,000                   6,870
Nevada Power Co., Series I, 6.50% 2012                                                         4,250                   4,441
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                  24,025                  28,109
Sierra Pacific Resources 8.625% 2014                                                           2,725                   3,107
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                      22,500                  26,142
Israel Electric Corp. Ltd. 8.10% 2096(3)                                                      14,405                  15,210
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                    8,000                   8,375
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                          22,500                  23,538
Duke Capital Corp. 7.50% 2009                                                                 14,500                  16,584
Duke Capital Corp. 6.25% 2013                                                                  4,500                   4,890
Duke Capital Corp. 5.50% 2014                                                                  5,000                   5,153
Duke Capital LLC 5.668% 2014                                                                   3,000                   3,112
PSEG Energy Holdings Inc. 8.625% 2008                                                          8,800                   9,768
PSEG Power LLC 7.75% 2011                                                                      7,500                   8,767
PSEG Power LLC 5.00% 2014                                                                     10,000                   9,871
NiSource Finance Corp. 7.625% 2005                                                             9,000                   9,436
NiSource Finance Corp. 7.875% 2010                                                            15,000                  17,827
Alabama Power Co., Series U, 2.65% 2006                                                        5,000                   5,000
Alabama Power Co., Series X, 3.125% 2008                                                       3,750                   3,708
Alabama Power Co., Series R, 4.70% 2010                                                        1,250                   1,288
Southern Power Co., Series B, 6.25% 2012                                                       9,000                   9,902
Alabama Power Co., Series Q, 5.50% 2017                                                        5,000                   5,259
Progress Energy, Inc. 6.75% 2006                                                               5,000                   5,245
Progress Energy, Inc. 6.05% 2007                                                               7,500                   7,955
Progress Energy, Inc. 5.85% 2008                                                               2,500                   2,675
Progress Energy, Inc. 7.10% 2011                                                               2,500                   2,839
Reliant Energy Resources Corp. 7.75% 2011                                                     13,000                  15,207
Cilcorp Inc. 8.70% 2009                                                                        9,000                  10,808
Cilcorp Inc. 9.375% 2029                                                                       3,000                   4,216
Exelon Corp. 6.75% 2011                                                                        1,000                   1,128
Exelon Generation Co., LLC 6.95% 2011                                                         11,300                  12,886
Constellation Energy Group, Inc. 6.125% 2009                                                  12,000                  13,117
Appalachian Power Co., Series G, 3.60% 2008                                                    6,770                   6,753
NRG Energy, Inc. 8.00% 2013(3)                                                                 6,000                   6,638
Oncor Electric Delivery Co. 6.375% 2015                                                        5,000                   5,576
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                 4,000                   4,134
MidAmerican Energy Co. 4.65% 2014                                                              3,200                   3,191
Tri-State Generation and Transmission Assn., Inc., Pass Through Trust, Series
     2003-A, 6.04% 2018(3),(9)                                                                 2,965                   3,132
                                                                                                                     688,620

MATERIALS -- 1.34%
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                    500                     523
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                 24,500                  24,224
Abitibi-Consolidated Finance LP 7.875% 2009                                                   12,000                  12,840
Abitibi-Consolidated Inc. 8.55% 2010                                                          15,000                  16,500
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                 12,750                  12,272
Georgia-Pacific Corp. 7.50% 2006                                                               6,500                   6,914
Fort James Corp. 6.875% 2007                                                                   5,000                   5,350
Georgia-Pacific Corp. 7.375% 2008                                                             15,500                  17,128
Georgia-Pacific Corp. 8.875% 2010                                                             14,125                  16,703
Georgia-Pacific Corp. 8.125% 2011                                                              9,110                  10,681
Georgia-Pacific Corp. 9.50% 2011                                                               3,900                   4,875
Georgia-Pacific Corp. 9.375% 2013                                                                250                     296
Georgia-Pacific Corp. 7.70% 2015                                                                 950                   1,100
Owens-Illinois, Inc. 8.10% 2007                                                                  750                     799
Owens-Brockway Glass Container Inc. 8.875% 2009                                               20,975                  23,125
Owens-Illinois, Inc. 7.50% 2010                                                                  750                     788
Owens-Brockway Glass Container Inc. 7.75% 2011                                                13,500                  14,749
Owens-Brockway Glass Container Inc. 8.75% 2012                                                 6,000                   6,795
Owens-Brockway Glass Container Inc. 8.25% 2013                                                14,000                  15,470
Lyondell Chemical Co. 9.50% 2008                                                              31,050                  34,000
Equistar Chemicals, LP 10.125% 2008                                                            5,825                   6,721
Equistar Chemicals, LP 8.75% 2009                                                                625                     691
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                 3,550                   4,118
Lyondell Chemical Co. 11.125% 2012                                                             4,825                   5,712
Norske Skogindustrier ASA 7.625% 2011(3)                                                      35,151                  40,104
Norske Skogindustrier ASA 6.125% 2015(3)                                                       9,000                   9,342
Weyerhaeuser Co. 5.95% 2008                                                                   16,000                  17,328
Weyerhaeuser Co. 5.25% 2009                                                                    7,000                   7,389
Weyerhaeuser Co. 6.75% 2012                                                                   11,000                  12,468
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                              23,890                  26,936
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(9)                                    14,725                  12,369
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                       20,050                  14,236
Stone Container Corp. 9.25% 2008                                                               8,375                   9,464
Stone Container Corp. 9.75% 2011                                                                 875                     980
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                      2,250                   2,509
Stone Container Corp. 8.375% 2012                                                              4,500                   4,995
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                      7,750                   8,486
Graphic Packaging International, Inc. 8.50% 2011                                              12,150                  13,760
Graphic Packaging International, Inc. 9.50% 2013                                               8,500                   9,839
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B,
     0%/10.50% 2014(3),(7)                                                                    24,425                  15,510
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3)                                              7,000                   7,875
Packaging Corp. of America 4.375% 2008                                                         9,500                   9,660
Packaging Corp. of America 5.75% 2013                                                         11,250                  11,651
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                        8,925                   9,081
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                          10,000                   9,650
Temple-Inland Inc. 7.875% 2012                                                                14,570                  17,411
United States Steel Corp. 9.75% 2010                                                          13,205                  15,186
Ispat Inland ULC 9.75% 2014                                                                   10,350                  12,627
Phelps Dodge Corp. 8.75% 2011                                                                 10,000                  12,376
Allegheny Technologies, Inc. 8.375% 2011                                                      10,500                  11,393
International Paper Co. 4.00% 2010                                                             7,500                   7,390
International Paper Co. 6.75% 2011                                                             2,500                   2,814
Norampac Inc. 6.75% 2013                                                                       9,625                  10,203
AMH Holdings, Inc. 0%/11.25% 2014(7)                                                          11,500                   8,625
ICI Wilmington, Inc. 4.375% 2008                                                               5,415                   5,477
ICI Wilmington, Inc. 5.625% 2013                                                               3,000                   3,110
Dow Chemical Co. 6.00% 2012                                                                    7,000                   7,645
Smurfit Capital Funding PLC 6.75% 2005                                                         3,425                   3,553
JSG Funding PLC 9.625% 2012                                                                      500                     573
JSG Funding PLC 15.50% 2013(6)                                                                 2,936                   3,480
Ball Corp. 6.875% 2012                                                                         6,000                   6,570
Huntsman LLC 11.50% 2012(3)                                                                    5,000                   5,650
Crompton Corp. 7.67% 2010(3),(5)                                                               4,775                   5,139
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                        4,125                   4,785
Inco Ltd. 7.75% 2012                                                                           4,000                   4,765
Earle M. Jorgensen Co. 9.75% 2012                                                              2,000                   2,230
Oregon Steel Mills, Inc. 10.00% 2009                                                           1,750                   1,951
Corporacion Nacional del Cobre de Chile 6.375% 2012(3)                                         1,500                   1,665
AK Steel Corp. 7.75% 2012                                                                      1,575                   1,603
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(11)                                              4,000                   1,240
Boise Cascade, LLC and Boise Cascade Fin. Corp. 5.005% 2012(3),(5)                               250                     257
Boise Cascade, LLC and Boise Cascade Fin. Corp. 7.125% 2014(3)                                   475                     498
                                                                                                                     654,222

INFORMATION TECHNOLOGY -- 1.19%
Electronic Data Systems Corp. 6.334% 2006                                                     10,000                  10,439
Electronic Data Systems Corp. 7.125% 2009                                                     58,905                  64,023
Electronic Data Systems Corp., Series B, 6.50% 2013(5)                                       132,150                 135,191
Motorola, Inc. 4.608% 2007                                                                    35,000                  36,065
Motorola, Inc. 8.00% 2011                                                                     52,985                  63,993
Motorola, Inc. 5.22% 2097                                                                     14,506                  11,479
Jabil Circuit, Inc. 5.875% 2010                                                               53,450                  56,255
Flextronics International Ltd. 6.50% 2013                                                     47,375                  49,981
Sanmina-SCI Corp. 10.375% 2010                                                                35,500                  41,801
Solectron Corp., Series B, 7.375% 2006                                                         5,450                   5,723
Solectron Corp. 9.625% 2009                                                                   27,775                  31,177
Xerox Corp. 7.125% 2010                                                                       21,000                  22,838
Nortel Networks Ltd. 6.125% 2006                                                              21,000                  21,578
Freescale Semiconductor, Inc. 6.875% 2011(3)                                                  15,000                  15,975
ON Semiconductor Corp. and Semiconductor Components Industries, LLC
     13.00% 2008(5)                                                                            5,095                   5,783
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                             4,860                   4,742
Iron Mountain Inc. 7.75% 2015                                                                  1,750                   1,899
Micron Technology, Inc. 6.50% 2005(3)                                                          1,000                     995
Viasystems, Inc. 10.50% 2011                                                                     925                     920
                                                                                                                     580,857

ENERGY -- 1.11%
Port Arthur Finance Corp. 12.50% 2009(9)                                                         536                     629
Premcor Refining Group Inc. 9.25% 2010                                                        13,875                  15,852
Premcor Refining Group Inc. 6.125% 2011                                                       47,500                  50,350
Premcor Refining Group Inc. 6.75% 2011                                                        15,650                  17,019
Premcor Refining Group Inc. 7.75% 2012                                                         3,000                   3,338
Premcor Refining Group Inc. 9.50% 2013                                                        57,215                  67,800
Premcor Refining Group Inc. 6.75% 2014                                                        49,000                  51,940
Premcor Refining Group Inc. 7.50% 2015                                                        22,000                  24,200
Williams Companies, Inc. 6.75% 2009(3)                                                         8,000                   8,580
Northwest Pipeline Corp. 8.125% 2010                                                           5,000                   5,631
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                    19,765                  22,087
Williams Companies, Inc. 7.125% 2011                                                          41,750                  46,969
Williams Companies, Inc. 8.125% 2012                                                          12,910                  15,234
Williams Companies, Inc. 7.875% 2021                                                          10,000                  11,400
Newfield Exploration Co., Series B, 7.45% 2007                                                 6,000                   6,570
Newfield Exploration Co. 7.625% 2011                                                           1,500                   1,699
Newfield Exploration Co. 8.375% 2012                                                          11,400                  12,968
Newfield Exploration Co. 6.625% 2014(3)                                                       32,075                  34,561
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3),(9)                                  37,249                  37,105
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(9)                                         769                     766
General Maritime Corp. 10.00% 2013                                                            17,025                  19,685
Devon Financing Corp., ULC 6.875% 2011                                                        17,000                  19,493
Overseas Shipholding Group, Inc. 8.25% 2013                                                   16,710                  18,820
Western Oil Sands Inc. 8.375% 2012                                                            10,175                  11,917
XTO Energy Inc. 7.50% 2012                                                                     8,850                  10,487
Oryx Energy Co. 8.125% 2005                                                                    8,500                   8,833
Pemex Project Funding Master Trust 7.875% 2009                                                 1,600                   1,804
Pemex Project Funding Master Trust 7.375% 2014                                                 3,500                   3,887
Pemex Project Funding Master Trust 8.625% 2022                                                   500                     579
OXYMAR 7.50% 2016(3)                                                                           5,500                   5,765
PETRONAS Capital Ltd. 7.00% 2012(3)                                                            4,000                   4,621
Reliance Industries Ltd., Series B, 10.25% 2097                                                3,125                   3,456
                                                                                                                     544,045

CONSUMER STAPLES -- 0.89%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                         71,668                  75,789
Ahold Finance U.S.A., Inc. 8.25% 2010                                                         57,355                  65,815
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                13,477                  14,513
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                 8,775                   9,548
Delhaize America, Inc. 7.375% 2006                                                            17,500                  18,570
Delhaize America, Inc. 8.125% 2011                                                            32,495                  37,601
Delhaize America, Inc. 9.00% 2031                                                              5,150                   6,254
Jean Coutu Group (PJC) Inc. 7.625% 2012(3)                                                     2,500                   2,656
Jean Coutu Group (PJC) Inc. 8.50% 2014(3)                                                     43,500                  44,588
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     9.50% 2010                                                                                3,000                   3,300
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     10.75% 2011                                                                               8,675                   9,759
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                            12,100                  13,371
SUPERVALU INC. 7.50% 2012                                                                     18,185                  21,231
Rite Aid Corp. 6.875% 2013                                                                     7,725                   6,953
Rite Aid Corp. 9.25% 2013                                                                     12,550                  13,146
Anheuser-Busch Cos. Inc. 9.00% 2009                                                           10,000                  12,353
Anheuser-Busch Cos. Inc. 4.70% 2012                                                            4,000                   4,133
Kraft Foods Inc. 6.25% 2012                                                                   14,000                  15,432
Stater Bros. Holdings Inc. 5.38% 2010(5)                                                       6,525                   6,656
Stater Bros. Holdings Inc. 8.125% 2012                                                         5,725                   6,097
Playtex Products, Inc. 8.00% 2011                                                             10,000                  10,975
Kellogg Co. 6.00% 2006                                                                        10,000                  10,444
Gold Kist Inc. 10.25% 2014                                                                     8,175                   9,197
CVS Corp. 5.789% 2026(3),(9)                                                                   7,367                   7,679
Winn Dixie Pass-through Trust, Series 1999-1, Class A-1, 7.803% 2017(3),(9)                    8,413                   6,651
Pathmark Stores, Inc. 8.75% 2012                                                               5,620                   5,142
                                                                                                                     437,853

HEALTH CARE -- 0.66%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                      11,250                  11,442
HCA Inc. 7.125% 2006                                                                           7,785                   8,169
Columbia/HCA Healthcare Corp. 7.00% 2007                                                       6,250                   6,625
Columbia/HCA Healthcare Corp. 8.85% 2007                                                      12,500                  13,629
Columbia/HCA Healthcare Corp. 7.25% 2008                                                       1,000                   1,065
Columbia/HCA Healthcare Corp. 8.70% 2010                                                       9,500                  10,856
HCA - The Healthcare Co. 8.75% 2010                                                            7,750                   8,947
HCA - The Healthcare Co. 7.875% 2011                                                          40,000                  44,332
HCA Inc. 6.25% 2013                                                                            2,000                   2,018
Tenet Healthcare Corp. 6.375% 2011                                                            17,300                  15,873
Tenet Healthcare Corp. 9.875% 2014(3)                                                         31,625                  33,285
Aetna Inc. 7.375% 2006                                                                        22,000                  23,199
Aetna Inc. 7.875% 2011                                                                        10,625                  12,335
Quintiles Transnational Corp. 10.00% 2013                                                     13,050                  14,290
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(3),(7)                              18,250                  12,091
Team Health, Inc. 9.00% 2012(3)                                                               24,000                  23,880
Triad Hospitals, Inc. 7.00% 2012                                                              20,000                  21,500
Health Net, Inc. 9.875% 2011(5)                                                               15,000                  18,207
Humana Inc. 7.25% 2006                                                                        13,375                  14,203
Wyeth 5.50% 2013(5)                                                                            9,000                   9,276
US Oncology, Inc. 9.00% 2012(3)                                                                3,000                   3,255
US Oncology, Inc. 10.75% 2014(3)                                                               2,000                   2,190
Schering-Plough Corp. 5.30% 2013                                                               4,500                   4,675
Concentra Operating Corp. 9.50% 2010                                                           4,000                   4,460
Universal Hospital Services, Inc., Series B, 10.125% 2011                                      4,000                   4,100
                                                                                                                     323,902

ASSET-BACKED OBLIGATIONS(9) -- 0.65%
 Green Tree Financial Corp., Series 1993-2, Class B, 8.00% 2018                              $14,000                 $13,341
 Green Tree Financial Corp., Series 1995-4, Class B-2, 7.70% 2025(8)                           1,624                     162
 Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(8)                          13,517                   2,974
 Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026(8)                           9,716                   3,887
 Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027(8)                           9,138                      46
 Green Tree Financial Corp., Series 1996-10, Class B-2, 7.74% 2028(8)                          6,023                      30
 Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(8)                           4,448                      22
 Green Tree Financial Corp., Series 1997-1, Class B-2, 7.76% 2028(8)                           6,781                      34
 Green Tree Financial Corp., Series 1997-2, Class B-2, 8.05% 2028(8)                           2,283                      11
 Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(8)                           7,345                      37
 Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(8)                    17,655                  14,654
 Green Tree Financial Corp., Series 1998-3, Class B-2, 8.07% 2030(8)                           3,282                      16
 Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(8)                           4,493                      22
 Vita Capital Ltd., Series 2003-I, 3.356% 2007(3),(5)                                         24,000                  24,109
 Metris Master Trust, Series 2000-3, Class A, 2.17% 2009(5)                                   14,428                  14,398
 Metris Master Trust, Series 2001-2, Class A, 2.23% 2009(5)                                    3,500                   3,492
 Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3,
     2.66% 2028                                                                                1,400                   1,396
 Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
     5.96% 2031                                                                                9,500                   9,782
 Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-II,
     2.233% 2033(5)                                                                            5,888                   5,895
 AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(3)                 7,925                   7,988
 AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(3)                   8,000                   7,962
 AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA
     insured, 3.55% 2009                                                                       5,000                   5,044
 AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA
     insured, 3.48% 2010                                                                       9,000                   9,094
 Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2,
     3.052% 2029                                                                               5,000                   4,930
 Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7,
     4.79% 2033(5)                                                                             7,000                   7,010
 MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                     2,482                   2,495
 MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                   5,000                   4,997
 MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                     4,414                   4,423
 Chase Credit Card Owner Trust, Series 2003-4, Class C, 3.12% 2016(5)                         11,500                  11,792
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
     Class FL, 7.039% 2007(3),(4),(5)                                                          5,000                   4,985
 Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
     Class FX, 10.421% 2007(3),(4)                                                             5,000                   5,210
 MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008(3)                       4,700                   4,981
 MBNA Master Credit Card Trust II, Series 2000-H, Class B, 2.47% 2013(5)                       5,000                   5,069
 Home Equity Asset Trust, Series 2004-7, Class M-1, 2.553% 2035(5)                            10,000                  10,000
 Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A4,
     2.26% 2034(5)                                                                             9,407                   9,407
 Mediterranean Re PLC, Class B, 7.57% 2005(3),(4),(5)                                          9,000                   9,248
 First USA Credit Card Master Trust, Series 1997-4, Class C, 2.889% 2010(3),(5)                6,500                   6,510
 First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011(3)                     2,000                   2,141
 Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                7,706                   8,317
 WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                               8,000                   8,088
 Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                     1,024                   1,024
 Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 2.683% 2033(5)                7,000                   7,040
 Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(3),(5)                                   7,598                   7,541
 CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                6,500                   6,455
 CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured,
     3.52% 2009(3)                                                                             6,135                   6,136
 PIONEER 2002 Ltd., Series 2002-I, Class D, 3.63% 2006(3),(5)                                  6,000                   6,055
 Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                         5,401                   5,398
 SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 2.31% 2030(5)                5,000                   5,047
 Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured,
     2.524% 2008(3)                                                                            5,000                   5,001
 Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                        4,332                   4,432
 Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured,
     2.29% 2009(3)                                                                             4,451                   4,419
 California Infrastructure and Economic Development Bank, Special Purpose Trust,
     PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                              4,103                   4,254
 SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured,
     3.58% 2008(3)                                                                             1,764                   1,770
 SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured,
     2.84% 2009(3)                                                                             2,315                   2,319
 Providian Master Trust, Series 2000-1, Class C, 3.083% 2009(3),(5)                            4,000                   3,984
 Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 2.883% 2024(5)                      3,500                   3,505
 Rental Car Finance Corp., Series 1999-1A, Class D, 7.10% 2007(3)                              2,500                   2,511
 Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A,
     MBIA insured, 6.68% 2016(3)                                                               1,746                   1,825
 Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX,
    4.685% 2012(3)                                                                               984                     990
 Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX,
    6.298% 2012(3),(4)                                                                           656                     659
 PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                            1,250                   1,356
 NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(3),(4),(5),(11)                            3,000                      30
 NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(3),(4),(5),(11)                           5,000                     469
 NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3),(4),(8)                                  1,000                      94
 Residential Reinsurance 2002 Ltd. 6.69% 2005(3),(4),(5)                                         500                     504
                                                                                                                     316,817

MUNICIPALS -- 0.13%
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                  19,750                  18,877
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                2,500                   2,489
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                9,625                   9,347
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                 3,885                   3,614
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027                                                  9,655                   9,379
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                      5,591                   5,445
State of California, Department of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 4.33% 2006                                                                   4,500                   4,569
State of New York, Dormitory Authority, City University System Consolidated
   Third General Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                           4,500                   4,496
State of South Dakota, Educational Enhancement Funding Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                           4,575                   4,372
                                                                                                                      62,588

TOTAL BONDS AND NOTES (cost: $11,139,337,000)                                                                     11,615,744




SHORT-TERM SECURITIES -- 8.67%


Federal Home Loan Bank 1.60%-1.84% due 11/3-12/17/2004                                       314,796                 314,307
U.S. Treasury Bills 1.445%-1.85% due 11/4/2004-1/27/2005(12)                                 306,200                 305,672
CAFCO, LLC 1.67%-1.88% due 11/5-12/6/2004(3),(12)                                            142,700                 142,560
Citicorp 2.05% due 1/5/2005                                                                   50,000                  49,806
Coca-Cola Co. 1.60%-1.89% due 11/5-12/21/2004                                                187,300                 187,076
Federal Farm Credit Banks 1.71%-1.99% due 11/1/2004-2/4/2005                                 181,600                 181,093
DuPont (E.I.) de Nemours & Co. 1.64%-1.80% due 11/3-12/2/2004                                174,600                 174,485
Procter & Gamble Co. 1.60%-1.96% due 11/3/2004-1/12/2005(3)                                  167,200                 166,791
Pfizer Inc 1.80%-1.93% due 11/22/2004-1/3/2005(3)                                            162,455                 162,073
Park Avenue Receivables Co., LLP 1.78%-1.93% due 11/3-12/8/2004(3)                           151,200                 151,028
General Elecrtric Capital Services, Inc. 1.73% due 11/16/2004                                 50,800                  50,760
General Elecrtric Capital Corp. 1.80% due 11/29/2004                                          50,000                  49,928
Edison Asset Securitization LLC 1.83% due 12/1/2004(3)                                        50,000                  49,921
State Street Bank & Trust 1.94%-1.96% due 12/20-12/29/2004                                   100,000                  99,998
Clipper Receivables Co., LLC 1.79% due 11/10/2004(3)                                          50,000                  49,975
Ranger Funding Co. LLC 1.78%-1.80% due 11/2-11/17/2004(3)                                    122,200                 122,130
Bank of America Corp. 2.05% due 1/25/2005                                                     20,000                  19,899
International Bank for Reconstruction and Development 1.79%-1.88% due
   12/14-12/28/2004                                                                          133,600                 133,253
FCAR Owner Trust I 1.63%-1.89% due 11/2-12/8/2004                                            126,000                 125,881
Variable Funding Capital Corp. 1.78%-1.81% due 11/4-11/16/2004(3)                            125,000                 124,945
Eli Lilly and Co. 1.69%-2.01% due 11/4/2004-1/19/2005(3)                                     113,000                 112,798
Private Export Funding Corp. 1.60%-1.96% due 11/15/2004-1/12/2005(3)                         103,000                 102,721
BellSouth Corp. 1.89% due 11/30/2004(3),(12)                                                 100,000                  99,842
American Express Credit Corp. 1.75% due 11/30-12/7/2004                                      100,000                  99,837
New Center Asset Trust 1.78%-1.90% due 11/22-12/21/2004                                       99,700                  99,520
Three Pillars Funding, LLC 1.79%-2.03% due 11/10/2004-1/20/2005(3)                            90,635                  90,260
Gannett Co. 1.74%-1.76% due 11/22-11/23/2004(3)                                               89,800                  89,703
Freddie Mac 1.61%-1.80% due 11/2-12/1/2004                                                    85,250                  85,206
Tenessee Valley Authority 1.76%-1.78% due 12/2-12/16/2004                                     80,201                  80,031
Abbott Laboratories Inc. 1.57%-1.86% due 11/2-12/7/2004(3)                                    80,000                  79,919
Wells Fargo & Co. 1.91% due 12/13-12/20/2004                                                  70,800                  70,798
Wal-Mart Stores Inc. 1.77%-1.91% due 11/23-12/7/2004(3)                                       66,400                  66,288
Colgate-Palmolive Co. 1.74%-1.75% due 11/12/2004(3)                                           61,800                  61,764
Anheuser-Busch Cos. Inc. 1.70% due 11/15-11/18/2004(3)                                        58,000                  57,952
Exxon Asset Management Co. 1.75% due 11/5/2004(3)                                             50,000                  49,988
SBC Communications Inc. 1.90% due 12/6/2004(3)                                                50,000                  49,905
Triple-A One Funding Corp. 2.03%-2.05% due 1/4-1/24/2005(3)                                   49,521                  49,310
IBM Capital Inc. 1.955% due 1/7/2005(3)                                                       45,000                  44,824
NetJets Inc. 1.77%-1.82% due 11/15-12/13/2004(3)                                              39,100                  39,027
ChevronTexaco Funding Corp. 1.74% due 11/1/2004                                               25,000                  24,999
Hershey Foods Corp. 1.56% due 11/8/2004(3)                                                    25,000                  24,991
United Parcel Service Inc. 1.70% due 11/12/2004                                               25,000                  24,986
USAA Capital Corp. 1.60% due 11/15/2004                                                       25,000                  24,982
Household Finance Corp. 1.80% due 11/23/2004                                                  25,000                  24,971
Caterpillar Financial Services Corp. 1.73% due 11/15/2004                                     19,500                  19,486
Harley-Davidson Funding Corp. 1.90% due 12/20/2004(3)                                         10,000                   9,974


TOTAL SHORT-TERM SECURITIES (cost: $4,245,820,000)                                                                 4,245,663

TOTAL INVESTMENT SECURITIES (cost: $43,248,318,000)                                                               49,154,333
Other assets less liabilities                                                                                      (174,528)

NET ASSETS                                                                                                       $48,979,805

Miscellaneous securities include holdings in their initial periods of acquisition that have not previously been publicly disclosed.

(1) The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
(2) Security did not produce income during the last 12 months. (3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,452,738,000, which represented 9.09% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Coupon rate may change periodically.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Step bond; coupon rate will increase at a later date. (8) Company not making scheduled interest payments; bankruptcy proceedings pending.
(9) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts



Federal income tax information                         (dollars in thousands)

Gross unrealized appreciation on investment securities                                                    $   6,497,552
Gross unrealized depreciation on investment securities                                                         (593,467)
Net unrealized appreciation on investment securities                                                          5,904,085
Cost of investment securities for federal income tax purposes                                                 43,250,248


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended October 31, 2004, appear below.

                                Beginning shares or                          Ending shares or   Dividend/interest    Market value
Company                            principal amount    Purchases     Sales   principal amount        income (000)           (000)

iStar Financial, Inc.                     6,885,000      300,000        --          7,185,000              $4,866        $297,603
iStar Financial, Inc., Series F,
  7.80% cumulative
  redeemable preferred                      400,000           --        --            400,000                 195          10,360
iStar Financial, Inc., Series B,
  5.125% 2011                           $10,000,000           --        --        $10,000,000                  --          10,145
iStar Financial, Inc. 7.00% 2008         $6,525,000           --        --       $  6,525,000                  --           7,130
iStar Financial, Inc., Series B,
  4.875% 2009                            $5,000,000           --        --       $  5,000,000                  --           5,109
iStar Financial, Inc. 6.00% 2010         $3,750,000           --        --       $  3,750,000                  --           3,984
iStar Financial, Inc. 8.75% 2008         $1,028,000           --        --       $  1,028,000                  --           1,194
iStar Financial, Inc., Series B,
  5.70% 2014                             $1,000,000           --        --       $  1,000,000                  --           1,026
Beverly Hills Bancorp Inc.                2,150,517           --   211,000          1,939,517                 269          19,628
Clarent Hospital Corp.                      484,684           --        --            484,684                  --             606


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE INCOME FUND OF AMERICA, INC.

                                            By /s/ Hilda L. Applbaum
                                          --------------------------------------
                                            Hilda L. Applbaum, President and PEO

                                            Date: December 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Hilda L. Applbaum
   -----------------------------------------------------
      Hilda L. Applbaum, President and PEO

Date: December 17, 2004



By /s/ Dayna G. Yamabe
   -----------------------------------------------------
      Dayna G. Yamabe, Treasurer and PFO

Date: December 17, 2004